Paradigm Select Fund
	Schedule of Investments
	March 31, 2026 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Communications Equipment, NEC
24,600	Lumentum Holdings Inc. *	$ 17,287,896	12.40%

Computer Communications Equipment
40,000	Extreme Networks, Inc. *	603,200	0.43%

Dental Equipment & Supplies
140,000	DENTSPLY Sirona Inc.	1,624,000	1.17%

Electrical Work
15,400	EMCOR Group Inc.	11,369,974	8.16%

Electromedical & Electrotherapeutic Apparatus
10,200	Masimo Corporation *	1,814,274	1.30%

Fire, Marine & Casualty Insurance
6,450	American Financial Group, Inc.	823,730	0.59%

General Industrial Machinery & Equipment
102,300	Zurn Elkay Water Solutions Corporation	4,587,132	3.29%

In Vitro & In Vivo Diagnostic Substances
95,000	QuidelOrtho Corporation *	1,560,850	1.12%

Industrial Organic Chemicals
27,100	Sensient Technologies Corporation	2,342,524	1.68%

Instruments For Measurement & Testing of Electricity & Electric Signals
33,650	Teradyne, Inc.	9,975,879	7.16%

Laboratory Analytical Instruments
25,000	Revvity, Inc.	2,190,250	1.57%

Life Insurance
354	F&G Annuities & Life, Inc.	8,963	0.01%

Measuring & Controlling Devices, NEC
6,000	Onto Innovation Inc. *	1,230,420	0.88%

Motors & Generators
12,200	Regal Rexnord Corp.	2,284,572	1.64%

Printed Circuit Boards
13,400	Jabil, Inc.	3,559,442	2.55%

Retail - Catalog & Mail-Order Houses
20,000	Insight Enterprises, Inc. *	1,340,200	0.96%

Retail - Lumber & Other Building Materials Dealers
42,700	Builders FirstSource, Inc. *	3,515,491	2.52%

Search, Detection, Navigation, Guidance, Aeronautical Systems
19,075	Garmin Ltd. (Switzerland)	4,425,591	3.18%

Semiconductors & Related Devices
80,175	Kulicke & Soffa Industries Inc. (Singapore)	5,269,101
69,400	Marvell Technology, Inc.	6,874,070
30,000	Penguin Solutions Inc. *	528,000
12,800	Qorvo, Inc. *	990,720
		13,661,891	9.80%

Services - Business Services, NEC
20,000	Concentrix Corporation	547,200
30,000	Enviri Corporation *	588,600
		1,135,800	0.81%

Services - Medical Laboratories
59,400	Natera, Inc. *	11,879,406	8.52%

Services - Prepackaged Software
80,000	Cerence, Inc. *	504,800
32,100	Progress Software Corporation *	823,365
		1,328,165	0.95%

Services - Skilled Nursing Care Facilities
8,000	The Ensign Group, Inc.	1,612,000	1.16%

Special Industry Machinery, NEC
10,000	Axcelis Technologies, Inc. *	930,800
30,000	Veeco Instruments, Inc. *	1,015,800
		1,946,600	1.40%

Steel Pipe & Tubes
18,000	ATI, Inc. *	2,618,280	1.88%

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
15,600	Carpenter Technology Corporation	6,148,740	4.41%

Surgical & Medical Instruments & Apparatus
82,200	Globus Medical, Inc. - Class A *	7,082,352
110,000	Integra Lifesciences Holdings Corporation *	1,036,200
100,000	Orthofix Medical Inc. *	1,147,000
40,000	Tactile Systems Technology, Inc. *	1,045,200
		10,310,752	7.40%

Telephone & Telegraph Apparatus
40,000	ADTRAN Holdings, Inc. *	503,200	0.36%

Title Insurance
5,900	Fidelity National Financial, Inc.	273,642	0.20%

Wholesale - Computers & Peripheral Equipment & Software
8,000	TD SYNNEX Corporation	1,349,680	0.97%

Wholesale - Lumber & Other Construction Materials
42,000	Boise Cascade Company	3,185,700	2.29%

Wholesale - Medical, Dental & Hospital Equipment & Supplies
240,000	Accendra Health, Inc. *	547,200	0.39%

Wood Household Furniture, (No Upholstered)
120,000	MasterBrand, Inc. *	997,200	0.72%

Total for Common Stocks (Cost $51,781,453)		128,042,644	91.87%

REAL ESTATE INVESTMENT TRUSTS
10,350	Mid-America Apartment Communities, Inc.	1,263,942	0.91%
Total for Real Estate Investment Trusts (Cost $1,225,246)

MONEY MARKET FUNDS
9,087,229	Goldman Sachs Financial Square Government Fund
	Institutional Class - 3.53% **	9,087,229	6.52%
Total for Money Market Funds (Cost $9,087,229)

Total Investment Securities		138,393,815	99.30%
	(Cost $62,093,928)

Other Assets in Excess of Liabilities		974,558	0.70%

Net Assets		$139,368,373	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at March 31, 2026.